CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities
Net income	$ 63,581	$ 20,830
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	47,805	53,757
Amortization of deferred drydocking and special survey costs	4,254	4,252
Amortization of finance costs	5,714	5,114
Exit fee accrued on debt	295	1,484
Debt discount amortization	3,234
PIK interest	1,695
Payments for drydocking and special survey costs deferred	(1,690)	(10,351)
Amortization of deferred realized losses on interest rate swaps	1,796	1,832
Stock based compensation	1,865
Equity (income)/loss on investments	52	(184)
(Increase)/Decrease in
Accounts receivable	1,729	(9,292)
Inventories	(281)	(216)
Prepaid expenses	72	(727)
Due from related parties	(2,114)	(932)
Other assets, current and non-current	(8,750)	(6,953)
Increase/(Decrease) in
Accounts payable	873	4,919
Accrued liabilities	(1,057)	3,174
Unearned revenue, current and long-term	(7,252)	(10,724)
Other liabilities, current and long-term	(365)	(391)
Net Cash provided by Operating Activities	111,456	55,592
Cash Flows from Investing Activities
Vessels additions	(1,207)	(1,683)
Advances for vessels additions	(9,431)
Net Cash used in Investing Activities	(10,638)	(1,683)
Cash Flows from Financing Activities
Proceeds from sale-leaseback of vessels	146,523
Payments of long-term debt	(205,811)	(48,381)
Payments of leaseback obligation	(2,086)
Payments of accumulated accrued interest	(17,867)
Finance costs	(20,049)
Net Cash used in Financing Activities	(99,290)	(48,381)
Net Increase in cash, cash equivalents and restricted cash	1,528	5,528
Cash, cash equivalents and restricted cash at beginning of period	77,275	69,707
Cash, cash equivalents and restricted cash at end of period	$ 78,803	$ 75,235